SUPPLEMENT DATED NOVEMBER 23, 2015 TO

THE FOLLOWING PROSPECTUSES

INCAPITAL UNIT TRUST, SERIES 99

DATED OCTOBER 21, 2015

Argus Modern Innovators, Series 5

File No. 333-206827

and

INCAPITAL UNIT TRUST, SERIES 107

DATED NOVEMBER 19, 2015

International Dividend Seeker Portfolio, 4Q 2015

File No. 333-206181

Notwithstanding anything to the contrary in the Prospectuses, the name of the portfolio consultant of the above trusts has been changed to Argus Investors Council, Inc.

Please keep for future reference.